Summary of Significant Accounting Policies Summary of Significant Accounting Principles (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table summarizes the cumulative effect of adopting the new revenue standard as of the adoption date of July 1, 2018:

Consolidated Balance Sheet	As reported at June 30, 2018	ASC 606 adjustments	Adjusted balance at July 1, 2018
Assets
Prepaid expenses and other current assets	$78,846	$(3,738)	$75,108
Deferred tax assets	67,087	595	67,682
Liabilities and Shareholders' Equity
Deferred revenue	$27,697	$103	$27,800
Retained earnings	452,756	(3,246)	449,510

Schedule of Prospective Adoption of New Accounting Pronouncements
The following table summarizes the impact as of and for the year ended June 30, 2019 from adopting the new revenue standard as compared to the previous revenue standard:

	As reported (current revenue standard)	Current period adjustments	As adjusted (previous revenue standard)
Consolidated Statement of Operations for the Year Ended June 30, 2019
Marketing and selling expense (1)	$713,863	$295	$714,158
Income tax expense	33,432	(6)	33,426
Net income	93,480	(289)	93,191
Consolidated Balance Sheet as of June 30, 2019
Assets
Prepaid expenses and other current assets	$78,065	$3,443	$81,508
Deferred tax assets	59,906	(162)	59,744
Liabilities and Shareholders' Equity
Accrued expenses	$194,715	$156	$194,871
Deferred revenue	31,780	(103)	31,677
Retained earnings	537,422	3,228	540,650
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(1) During the year ended June 30, 2019, the adjustment to marketing and selling expense was the impact from National Pen's direct mail costs that resulted in lower expense of $295. The timing of the expense recognition would have been different under the previous revenue standard since they would have been capitalized within prepaid expense and other current assets and amortized over the customer response period to marketing and selling expense. As of July 1, 2018, we recognized a cumulative effect adjustment within retained earnings of $3,738.

Interest and Other Income
The following table summarizes the components of other income (expense), net:

	Year Ended June 30,
	2019	2018	2017
Gains (losses) on derivatives not designated as hedging instruments (1)	$23,494	$(2,687)	$936
Currency-related gains (losses), net (2)	2,506	(19,500)	5,577
Other gains (3)	476	1,155	3,849
Total other income (expense), net	$26,476	$(21,032)	$10,362

_____________________
(1) Primarily relates to both realized and unrealized gains (losses) on derivative currency forward and option contracts not designated as hedging instruments, as well as the ineffectiveness associated with our cash flow hedges.
(2) We have significant non-functional currency intercompany financing relationships that we may change at times and are subject to currency exchange rate volatility. The currency-related (losses) gains, net for the years ended June 30, 2019 and 2018 are primarily driven by this intercompany activity. In addition, we have certain cross-currency swaps designated as cash flow hedges, which hedge the remeasurement of certain intercompany loans, both presented in the same component above. Unrealized loss related to cross-currency swaps was $3,484 for the year ended June 30, 2019, and unrealized gains were $2,722, and $3,737 for the years ended June 30, 2018 and 2017, respectively.
(3) The gain recognized during the year ended June 30, 2018, was primarily related to insurance recoveries of $675. During the year ended June 30, 2017, we recognized a gain of $2,268 related to the sale of Plaza Create Co. Ltd. available for sale securities.

Schedule of Weighted Average Number of Shares
The following table sets forth the reconciliation of the weighted-average number of ordinary shares:

	Year Ended June 30,
	2019	2018	2017
Weighted average shares outstanding, basic	30,786,349	30,948,081	31,291,581
Weighted average shares issuable upon exercise/vesting of outstanding share options/RSUs/RSAs	876,356	1,272,320	—
Shares used in computing diluted net income (loss) per share attributable to Cimpress plc	31,662,705	32,220,401	31,291,581
Weighted average anti-dilutive shares excluded from diluted net income (loss) per share attributable to Cimpress plc (1)	—	2,291	21,978
_____________________
(1) In the periods in which a net loss is recognized, the impact of share options, RSUs, and RSAs is not included as they are anti-dilutive.